Goodwill and Other Intangible Assets - Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets
Amortization of intangibles	$ 74	$ 74	$ 222	$ 222	$ 296	$ 296	$ 295
Expected amortization expense
2026					296
2027					296
2028					296
2029					296
2030					$ 293